Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	$33	$33	$33
Accrual of regulatory liability related to overcollection of certain employee expenses	22	25	20
Project development costs related to Constitution (see Note 3)	16	28	—
Gain on asset retirement	—	(11)	—
West
Gains on contract settlements and terminations	(15)	—	—
NGL & Petchem Services
Gain on sale of Refinery Grade Propylene Splitter	(12)	—	—
Loss on sale of Canadian operations (see Note 2)	4	34	—
Net foreign currency exchange (gains) losses (1)	—	10	(10)

__________

(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).

Restructuring and Related Costs [Table Text Block]
Selling, general, and administrative expenses and Operating and maintenance expenses for the years ended December 31, 2017 and 2016 includes severance and other related costs. Amounts by segment are as follows:

	Years Ended December 31,
	2017	2016
	(Millions)
Northeast G&P	$—	$3
Atlantic-Gulf	—	8
West	—	13
NGL & Petchem Services	—	4
Other	22	9